S000012096 [Member] Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended	120 Months Ended	158 Months Ended	305 Months Ended	478 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Blended Benchmark (consisting of 85% Bloomberg U.S. Corporate Bond Index and 15% ICE BofA U.S. Cash Pay High Yield Constrained Index) (reflects no deduction for fees, expenses, taxes or, for ICE BofA U.S. Cash Pay High Yield Constrained Index for periods prior to July 2022, transaction costs)
Prospectus [Line Items]
Average Annual Return, Percent	7.89%		0.60%	3.75%
Bloomberg U.S. Corporate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.77%		(0.09%)	3.27%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)	2.01%
Columbia Select Corporate Income Fund Institutional 2 Class
Prospectus [Line Items]
Average Annual Return, Percent	7.57%		0.45%	3.88%
Performance Inception Date					Nov. 08, 2012
Columbia Select Corporate Income Fund Class S
Prospectus [Line Items]
Average Annual Return, Percent	7.33%		0.32%	3.77%
Performance Inception Date		Oct. 02, 2024
Columbia Select Corporate Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	1.98%		(0.90%)	3.01%
Performance Inception Date						Jul. 31, 2000
Columbia Select Corporate Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.21%		(2.39%)	1.54%
Performance Inception Date						Jul. 31, 2000
Columbia Select Corporate Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.14%		(1.30%)	1.72%
Performance Inception Date						Jul. 31, 2000
Columbia Select Corporate Income Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	7.33%		0.32%	3.77%
Performance Inception Date							Mar. 05, 1986
Columbia Select Corporate Income Fund Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent	7.49%		0.48%	3.92%
Performance Inception Date					Nov. 08, 2012